January 29, 2008

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dreyfus Premier New York AMT-Free Municipal Bond Fund (the “Fund”)
	1933 Act No.:	33-7497
	1940 Act No.:	811-4765
CIK No.: 0000797920

Dear Sir or Madam:

Transmitted for filing is an EDGARized version of Post-Effective Amendment No. 30 to the above-referenced Fund's Registration Statement on Form N-1A. It has been marked to show changes from Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on March 28, 2007.

The filing is being made pursuant to Rule 485(a)(i) under the Securities Act of 1933 to reflect changes to the Fund’s goal and investment approach, as well as certain editorial changes and a general updating of language and financial data.

Please note that, effective January 1, 2008, the Fund changed its name from Dreyfus Premier New York Municipal Bond Fund to its current name.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6815.

Sincerely,

/s/ Maria R. Rodriguez
Maria R. Rodriguez

MR\ Enclosures

cc:	John C. Grzeskiewicz, Esq.
David Stephens, Esq. (Stroock & Stroock &Lavan LLP)